CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
REVENUE
Real estate rentals	$ 192,178	$ 186,321	$ 183,153
Tenant reimbursement	45,007	44,994	45,167
TOTAL REVENUE	237,185	231,315	228,320
EXPENSES
Depreciation/amortization related to real estate investments	55,809	55,054	52,335
Utilities	18,238	17,101	18,112
Maintenance	29,240	26,972	26,431
Real estate taxes	30,852	30,210	29,077
Insurance	2,304	3,615	2,864
Property management expenses	21,276	18,380	16,716
Administrative expenses	6,617	5,716	4,430
Advisory and trustee services	605	502	452
Other expenses	1,774	2,513	1,440
Amortization related to non-real estate investments	2,679	2,362	2,060
Impairment of real estate investments	0	708	0
TOTAL EXPENSES	169,394	163,133	153,917
Gain on involuntary conversion	0	1,660	0
Interest expense	(63,941)	(65,581)	(64,928)
Interest income	259	539	599
Other income	282	355	314
Income from continuing operations	4,391	5,155	10,388
Income (loss) from discontinued operations	19,960	(570)	325
NET INCOME	24,351	4,585	10,713
Net income attributable to noncontrolling interests - Operating Partnership	(4,449)	(562)	(2,227)
Net loss (income) attributable to noncontrolling interests - consolidated real estate entities	180	(22)	40
Net income attributable to Investors Real Estate Trust	20,082	4,001	8,526
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 17,710	$ 1,629	$ 6,154
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$ 0.0200	$ 0.0400	$ 0.1000
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	$ 0.2000	$ (0.0100)	$ 0.0100
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$ 0.2200	$ 0.0300	$ 0.1100
DIVIDENDS PER COMMON SHARE	$ 0.6860	$ 0.6845	$ 0.6770